State Street Institutional Treasury Plus Money Market Fund Annual Fund Operating Expenses - Institutional Class [Member] - State Street Institutional Treasury Plus Money Market Fund - Institutional Class
Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.14%